ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities
	December 31,
	2018	2017

Payroll and related expenses	$158,185	$142,182
Accrued expenses	104,568	80,893
Government authorities	95,535	79,515
Discontinued operations	-	189
Other	15,620	6,571

	$373,908	$309,350